Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible assets

Note 8. Intangible assets

At June 30, 2025 and December 31, 2024, intangible assets consisted of the following:

	June 30,	December 31,
	2025	2024
Software	$83,438	$77,594
Application development	3,002,404	2,792,117
	3,085,842	2,869,711
Accumulated amortization	(2,278,986)	(1,759,904)
Intangible assets, net of accumulated amortization	$806,856	$1,109,807

Based on the carrying value of definite-lived intangible assets as of June 30, 2025, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Periods Ended June 30,
2025	$542,866
2026	244,021
2027	19,969
Total amortization expense	$806,856

Amortization expense of intangible assets for the six months ended June 30, 2025 and 2024 were $302,950 and $343,753, respectively.